Investments in Joint Ventures and Associates - Schedule of Condensed Financial Information of Major Investments Recognized Under the Equity Method (Detail) - MXN ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Gasoductos de Chihuahua, S. de R. L. de C. V. [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Sales and other income	$ 3,798,666			$ 4,617,982
Costs and expenses	2,522,415			3,284,424
Net result	$ 1,276,251			1,333,558
Deer Park Refining Limited [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Sales and other income		$ 16,427,064	$ 16,750,155	16,658,705
Costs and expenses		14,586,061	13,874,172	12,830,653
Net result		1,841,003	2,875,983	$ 3,828,052
Sierrita Gas Pipeline LLC [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Financial position		3,518,036	3,244,811
Sales and other income		840,414	717,351
Costs and expenses		470,697	414,994
Net result		369,717	302,357
Sierrita Gas Pipeline LLC [member] | Total assets [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Financial position		3,518,036	3,244,811
Sierrita Gas Pipeline LLC [member] | Total liabilities [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Financial position		420,410	66,703
Sierrita Gas Pipeline LLC [member] | Total equity [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Financial position		3,097,626	3,178,108
Deer Park Refining Limited [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Financial position		41,075,547	42,428,275
Deer Park Refining Limited [member] | Total assets [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Financial position		41,075,547	42,428,275
Deer Park Refining Limited [member] | Total liabilities [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Financial position		12,261,581	14,346,643
Deer Park Refining Limited [member] | Total equity [member]
Investment In Joint Ventures Accounted For Using Equity Method [Line Items]
Financial position		$ 28,813,966	$ 28,081,632